7. SEGMENT INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 1,071	$ 1,338	$ 1,436
Intersegment sales
Cost of sales	(663)	(811)	(831)
Gross profit (loss)	408	527	605
Selling expenses	(38)	(26)	(37)
Administrative expenses	(93)	(105)	(130)
Exploration expenses		(9)	(1)
Other operating income	56	79	223
Other operating expenses	(36)	(43)	(156)
Impairment of property, plant and equipment and intangible assets	(139)	(62)	(32)
Share of profit (loss) of associates and joint ventures	85	101	118
Income from the sale of associates			28
Operating income (loss)	243	462	618
Gain (loss) on net monetary position, net			403
Financial income	9	23	30
Financial costs	(177)	(187)	(184)
Other financial results	84	175	(808)
Financial results, net	(84)	11	(559)
Profit (loss) before income tax	159	473	59
Income tax	(35)	130	32
Profit (loss) for the year from continuing operations	124	603	91
Profit (loss) for the year from discontinued operations	(592)	197	196
(Loss) Profit of the year	(468)	800	287
Depreciation and amortization	286	263	234
Total profit (loss) attributable to:
Owners of the company	(367)	692	224
Non - controlling interest	(101)	108	63
Assets	4,890	5,684	5,672
Liabilities	3,121	3,275	3,877
Increases in property, plant and equipment, intangibles assets and right-of-use assets	242	611	665
Net book values of property, plant and equipment	1,610	3,507	3,316
Generation [member]
Disclosure of operating segments [line items]
Revenue	559	819	604
Intersegment sales			2
Cost of sales	(254)	(470)	(273)
Gross profit (loss)	305	349	333
Selling expenses	(2)	(3)	(1)
Administrative expenses	(30)	(32)	(41)
Exploration expenses
Other operating income	35	58	61
Other operating expenses	(6)	(11)	(17)
Impairment of property, plant and equipment and intangible assets	(128)	(52)
Share of profit (loss) of associates and joint ventures	67	13	(11)
Income from the sale of associates
Operating income (loss)	241	322	324
Gain (loss) on net monetary position, net			233
Financial income	3	2	2
Financial costs	(73)	(82)	(85)
Other financial results	1	86	(365)
Financial results, net	(69)	6	(215)
Profit (loss) before income tax	172	328	109
Income tax	(33)	(80)	(3)
Profit (loss) for the year from continuing operations	139	248	106
Profit (loss) for the year from discontinued operations
(Loss) Profit of the year	139	248	106
Depreciation and amortization	95	71	66
Total profit (loss) attributable to:
Owners of the company	147	239	100
Non - controlling interest	(8)	9	6
Assets	1,595	1,472	1,414
Liabilities	707	1,226	1,054
Increases in property, plant and equipment, intangibles assets and right-of-use assets	61	240	235
Net book values of property, plant and equipment	1,015	1,152	1,036
Distribution of energy [member]
Disclosure of operating segments [line items]
Revenue
Intersegment sales
Cost of sales
Gross profit (loss)
Selling expenses
Administrative expenses
Exploration expenses
Other operating income
Other operating expenses
Impairment of property, plant and equipment and intangible assets
Share of profit (loss) of associates and joint ventures
Income from the sale of associates
Operating income (loss)
Gain (loss) on net monetary position, net
Financial income
Financial costs
Other financial results
Financial results, net
Profit (loss) before income tax
Income tax
Profit (loss) for the year from continuing operations
Profit (loss) for the year from discontinued operations	(592)	197	116
(Loss) Profit of the year	(592)	197	116
Depreciation and amortization	81	79	69
Total profit (loss) attributable to:
Owners of the company	(499)	98	61
Non - controlling interest	(93)	99	55
Assets	1,356	1,480	2,133
Liabilities	1,021	1,792	1,241
Increases in property, plant and equipment, intangibles assets and right-of-use assets	135	173	227
Net book values of property, plant and equipment		1,691	1,657
Oil and gas [member]
Disclosure of operating segments [line items]
Revenue	227	178	458
Intersegment sales	67	270	63
Cost of sales	(243)	(313)	(287)
Gross profit (loss)	51	135	234
Selling expenses	(28)	(12)	(19)
Administrative expenses	(42)	(47)	(56)
Exploration expenses		(9)	(1)
Other operating income	9	5	141
Other operating expenses	(17)	(11)	(114)
Impairment of property, plant and equipment and intangible assets		(10)
Share of profit (loss) of associates and joint ventures	(5)	21	37
Income from the sale of associates			28
Operating income (loss)	(32)	72	250
Gain (loss) on net monetary position, net			107
Financial income	7	17	15
Financial costs	(100)	(94)	(79)
Other financial results	44	89	(512)
Financial results, net	(49)	12	(469)
Profit (loss) before income tax	(81)	84	(219)
Income tax	23	(16)	57
Profit (loss) for the year from continuing operations	(58)	68	(162)
Profit (loss) for the year from discontinued operations			49
(Loss) Profit of the year	(58)	68	(113)
Depreciation and amortization	108	112	92
Total profit (loss) attributable to:
Owners of the company	(58)	68	(115)
Non - controlling interest			2
Assets	1,085	1,261	1,237
Liabilities	1,174	465	1,273
Increases in property, plant and equipment, intangibles assets and right-of-use assets	41	191	192
Net book values of property, plant and equipment	543	612	554
Petrochemicals [member]
Disclosure of operating segments [line items]
Revenue	265	321	338
Intersegment sales
Cost of sales	(233)	(298)	(334)
Gross profit (loss)	32	23	4
Selling expenses	(8)	(9)	(13)
Administrative expenses	(3)	(4)	(6)
Exploration expenses
Other operating income	2	5	6
Other operating expenses	(6)	(9)	(20)
Impairment of property, plant and equipment and intangible assets	(11)		(32)
Share of profit (loss) of associates and joint ventures
Income from the sale of associates
Operating income (loss)	6	6	(61)
Gain (loss) on net monetary position, net			49
Financial income
Financial costs	(3)	(8)	(15)
Other financial results	5	18	(39)
Financial results, net	2	10	(5)
Profit (loss) before income tax	8	16	(66)
Income tax	(2)	(5)	12
Profit (loss) for the year from continuing operations	6	11	(54)
Profit (loss) for the year from discontinued operations
(Loss) Profit of the year	6	11	(54)
Depreciation and amortization	2	1	6
Total profit (loss) attributable to:
Owners of the company	6	11	(54)
Non - controlling interest
Assets	107	136	153
Liabilities	126	122	198
Increases in property, plant and equipment, intangibles assets and right-of-use assets	3	4	4
Net book values of property, plant and equipment	19	18	15
Holding and others [member]
Disclosure of operating segments [line items]
Revenue	20	20	36
Intersegment sales
Cost of sales
Gross profit (loss)	20	20	36
Selling expenses		(2)	(4)
Administrative expenses	(18)	(22)	(27)
Exploration expenses
Other operating income	10	11	15
Other operating expenses	(7)	(12)	(6)
Impairment of property, plant and equipment and intangible assets
Share of profit (loss) of associates and joint ventures	23	67	92
Income from the sale of associates
Operating income (loss)	28	62	106
Gain (loss) on net monetary position, net			12
Financial income	1	5	14
Financial costs	(3)	(4)	(6)
Other financial results	34	(18)	108
Financial results, net	32	(17)	128
Profit (loss) before income tax	60	45	234
Income tax	(23)	231	(34)
Profit (loss) for the year from continuing operations	37	276	200
Profit (loss) for the year from discontinued operations			31
(Loss) Profit of the year	37	276	231
Depreciation and amortization			1
Total profit (loss) attributable to:
Owners of the company	37	276	231
Non - controlling interest
Assets	832	1,527	872
Liabilities	178	(160)	247
Increases in property, plant and equipment, intangibles assets and right-of-use assets	2	3	7
Net book values of property, plant and equipment	33	34	54
Eliminations [member]
Disclosure of operating segments [line items]
Revenue
Intersegment sales	(67)	(270)	(65)
Cost of sales	67	270	63
Gross profit (loss)			(2)
Selling expenses
Administrative expenses
Exploration expenses
Other operating income
Other operating expenses			1
Impairment of property, plant and equipment and intangible assets
Share of profit (loss) of associates and joint ventures
Income from the sale of associates
Operating income (loss)			(1)
Gain (loss) on net monetary position, net			2
Financial income	(2)	(1)	(1)
Financial costs	2	1	1
Other financial results
Financial results, net			2
Profit (loss) before income tax			1
Income tax
Profit (loss) for the year from continuing operations			1
Profit (loss) for the year from discontinued operations
(Loss) Profit of the year			1
Depreciation and amortization
Total profit (loss) attributable to:
Owners of the company			1
Non - controlling interest
Assets	(85)	(192)	(137)
Liabilities	(85)	(170)	(136)
Increases in property, plant and equipment, intangibles assets and right-of-use assets
Net book values of property, plant and equipment